Stock Options (Details 3) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock options by range of exercise prices
Options Outstanding - Number of Options Outstanding (in shares)	904,400
Options Outstanding - Weighted Average Remaining Contractual Life	2 years 1 month 2 days
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 2.14
Options Exercisable - Number of Options Exercisable (in shares)	520,900
Options Exercisable - Weighted Average Remaining Contractual Life	1 year 5 months 8 days
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 1.96
Information pertaining to stock options
Stock-based compensation expense included in selling, general and administrative expenses	$ 281	$ 347	$ 206
Stock options
Stock options by range of exercise prices
Estimated fair value of stock options vested	420	631	416
Stock options | 2003 Plan
Stock options by range of exercise prices
Unrecognized compensation cost related to non-vested stock options granted	462
Period of recognition of unrecognized compensation expense	15 months
Aggregate intrinsic value of stock options exercised under the Plan	$ 1,344	$ 127	$ 995
$1.60
Stock options by range of exercise prices
Options Outstanding - Number of Options Outstanding (in shares)	275,600
Options Outstanding - Weighted Average Remaining Contractual Life	18 days
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 1.60
Options Exercisable - Number of Options Exercisable (in shares)	275,600
Options Exercisable - Weighted Average Remaining Contractual Life	18 days
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 1.60
$2.37
Stock options by range of exercise prices
Options Outstanding - Number of Options Outstanding (in shares)	628,800
Options Outstanding - Weighted Average Remaining Contractual Life	2 years 11 months 26 days
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 2.37
Options Exercisable - Number of Options Exercisable (in shares)	245,300
Options Exercisable - Weighted Average Remaining Contractual Life	2 years 11 months 26 days
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 2.37